13 Intangible assets (Tables)	12 Months Ended
Dec. 31, 2019
Intangible assets and goodwill [abstract]
Schedule of changes in intangible assets
				Customers
		Brands	Software	and Suppliers
	Goodwill	and Patents	licenses	Agreements	Total
Balance as of December 31, 2017	2,058,874	230,087	192,140	246,396	2,727,497

Cost - previously disclosed	3,187,722	349,316	607,528	772,253	4,916,819
Cost - reclassification	(44)	58,515	117,743	121,861	298,075
Cost - reclassified	3,187,678	407,831	725,271	894,114	5,214,894

Accumulated amortization - previously disclosed	(1,128,848)	(119,229)	(415,388)	(525,857)	(2,189,322)
Accumulated amortization - reclassification	44	(61,252)	(108,644)	(128,223)	(298,075)
Accumulated amortization - reclassified	(1,128,804)	(180,481)	(524,032)	(654,080)	(2,487,397)
Balance as of January 1, 2018	2,058,874	227,350	201,239	240,034	2,727,497

Acquisitions			51,707	272	51,979
Foreign currency translation adjustment		23,966	10,037	(185)	33,818
Cost		27,021	21,053	94,351	142,425
Amortization		(3,055)	(11,016)	(94,536)	(108,607)
Transfers by projects and stoppage in progress		2,532	1,929		4,461
Disposals				(1,003)	(1,003)
Cost				(596,557)	(596,557)
Amortization				595,554	595,554
Amortization		(7,551)	(30,780)	(37,439)	(75,770)
Net book value	2,058,874	246,297	234,132	201,679	2,740,982
Cost	3,187,678	437,384	799,960	392,180	4,817,202
Accumulated amortization	(1,128,804)	(191,087)	(565,828)	(190,501)	(2,076,220)
Balance as of December 31, 2018	2,058,874	246,297	234,132	201,679	2,740,982

Acquisitions		112	61,414		61,526
Foreign currency translation adjustment		12,957	2,704		15,661
Cost		13,919	6,356		20,275
Amortization		(962)	(3,652)		(4,614)
Transfers from property, plant and equipment projects and stoppage in progress			6,433		6,433
Other
Cost			(4)		(4)
Amortization			4		4
Amortization		(7,751)	(32,747)	(22,016)	(62,514)
Net book value	2,058,874	251,615	271,936	179,663	2,762,088
Cost	3,187,678	451,415	874,159	392,180	4,905,432
Accumulated amortization	(1,128,804)	(199,800)	(602,223)	(212,517)	(2,143,344)
Balance as of December 31, 2019	2,058,874	251,615	271,936	179,663	2,762,088

Average annual rates of amortization		4.96%	12.40%	6.00%

Schedule of goodwill impairment testing

On December 31, 2019, the Company tested the balances of goodwill shown in the table below for impairment:

Goodwill
CGU
Southern petrochemical complex	1,390,741
Northeastern petrochemical complex	475,780
Vinyls unity	192,353

Schedule of intangible assets by country
(c)	Intangible assets by country

	2019	2018

Brazil	2,521,941	2,510,503
Mexico	193,741	178,261
United States of America	24,313	26,791
Germany	22,077	25,373
Other	16	54
	2,762,088	2,740,982